CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of cash and cash equivalents [text block]
NOTE 5. CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, bank checking account balances, time deposits and mutual funds. These are short-term highly liquid investments that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value.

The investment objective of time deposits is to maximize the amounts of cash surpluses in the short-term. These instruments are permitted under Arauco’s Investment Policy which allows investing in fixed income securities. These instruments have a maturity of less than three months from the date of acquisition.

Arauco invests in local and international mutual funds in order to maximize the returns of cash surpluses denominated in Chilean pesos or in foreign currencies such as U.S. dollars or Euros. These instruments are permitted under Arauco’s Investment Policy.

As of the date of these consolidated financial statements, there are no amounts of cash and cash equivalents with restrictions on use.

Components of Cash and Cash Equivalents	12-31-2023 ThU.S.$	12-31-2022 ThU.S.$
Cash on hand	60	64
Balances with Banks	337,973	298,513
Short-term deposits	99,167	258,566
Mutual funds	132,808	110,064
Total	570,008	667,207

The risk classification of the Company’s mutual funds as of December 31, 2023 and 2022 is shown below.

	12-31-2023 ThU.S.$	12-31-2022 ThU.S.$
AAAfm	83,712	24,933
No classification	49,096	85,131
Total Mutual Funds	132,808	110,064

Changes in financial liabilities

	12-31-2023
	Bank borrowings	Hedging liabilities	Bonds and promissory notes	Other financial liabilities, Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance January 1	940,677	76,686	4,513,459	5,530,822
Cash flows (+) Borrowings obtained	1,594,613	-	531,994	2,126,607
(-) Borrowings paid	(1,070,319)	(1,633)	(46,204)	(1,118,156)
(-) Commissions paid	(473)	-	(5,776)	(6,249)
(-) Interest paid	(71,995)	(33,711)	(202,497)	(308,203)
(+) Accrued interest	78,703	34,190	205,238	318,131
(+/-) Inflation adjustment	15,395	-	(2,899)	12,496
(+) Business combination	395	-	-	395
(+/-) Changes in fair value	-	32,472	-	32,472
(+/-) Other movements	12,055	-	3,723	15,778
Closing balance	1,499,051	108,004	4,997,038	6,604,093

	12-31-2022
	Bank borrowings	Hedging liabilities	Bonds and promissory notes	Other financial liabilities, Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance January 1	991,956	296,316	4,426,033	5,714,305
Cash flows (+) Borrowings obtained	318,357	-	-	318,357
(-) Borrowings paid	(347,459)	(9,578)	(40,940)	(397,977)
(-) Commissions paid	(1,656)	-	-	(1,656)
(-) Interest paid	(18,450)	(37,141)	(193,737)	(249,328)
(+) Accrued interest	22,679	37,039	194,200	253,918
(+/-) Inflation adjustment	(29,757)	-	120,091	90,334
(+/-) Changes in fair value	-	(209,936)	-	(209,936)
(+/-) Other movements	5,007	(14)	7,812	12,805
Closing balance	940,677	76,686	4,513,459	5,530,822

	Lease liabilities
	12-31-2023 ThU.S.$	12-31-2022 ThU.S.$
Opening balance January 1	264,224	163,304
Cash flows (-) Borrowings paid	(73,806)	(65,000)
(-) Interest paid	(20,114)	(9,724)
(+) Accrued interest	20,445	9,753
(+/-) Inflation adjustment	(724)	839
(+) Business combination	134	-
(-) Decrease through transfer to liabilities included in disposal groups classified as held for sale	(18,795)	-
(+) Increase due to new leases liabilities	376,259	167,370
(+/-) Other movements	11,759	(2,318)
Closing balance	559,382	264,224